The Prudential                       Arthur D. Woods, III
                                     Assistant General Counsel
                                     Law Department


                                     The Prudential Insurance Company of America
                                     213 Washington Street
                                     Newark, NJ 07102-2992
                                     (973) 802-8020 fax: (973) 802-9560








                                                                     May 4, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                   Re:   Prudential Variable Appreciable Account
                         (Registration No. 33-25372)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 15 and (ii) that the text of Post-Effective Amendment No. 15 was filed electronically on April 24, 1998 (Accession No. 0000950110-98-000465).



                               By: /s/
                                   --------------------------------------
                                   Arthur D. Woods, III
                                   Assistant General Counsel
                                   The Prudential Insurance Company of America